Summary of Significant Accounting Policies - Fair Value Measurements Narrative (Details)		12 Months Ended
	Aug. 30, 2021 ₪ / shares shares	Dec. 31, 2021 tradingDay $ / shares shares	Aug. 30, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Number of securities issued per warrant exercised (in shares)	1		1
Exercise price (USD per share) | ₪ / shares	₪ 11.50
Days after completion of transaction in which award is exercisable	30 days
Expiration period	5 years
Price per share, company redemption option (USD per share) | $ / shares			$ 0.01
Minimum share price of company stock, in which company can redeem warrants (USD per share) | $ / shares			$ 18
Trading days within a 30-trading day period	20 days
Trading day period	30 days
The Sponsor | TWC Tech Holdings II Corp. (“TWC")
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		13,500,000
The Sponsor | TWC Tech Holdings II Corp. (“TWC") | Restricted stock
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		7,500,000
Contingent consideration threshold trading days | tradingDay		20
Contingent consideration threshold consecutive trading days | tradingDay		30
Contingent consideration price adjustment expiration period		7 years
The Sponsor | TWC Tech Holdings II Corp. (“TWC") | Restricted stock | Reverse recapitalization agreement, tranche one
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		3,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 12.50
The Sponsor | TWC Tech Holdings II Corp. (“TWC") | Restricted stock | Reverse recapitalization agreement, tranche two
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		3,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 15.00
The Sponsor | TWC Tech Holdings II Corp. (“TWC") | Restricted stock | Reverse recapitalization agreement, tranche three
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		1,500,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 30.00
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		15,000,000
Contingent consideration threshold trading days | tradingDay		20
Contingent consideration threshold consecutive trading days | tradingDay		30
Contingent consideration terms, performance period		5 years
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche one
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		5,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 12.50
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche two
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		5,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 15.00
Holders of Cellebrite’s ordinary shares and vested Restricted Share Units | TWC Tech Holdings II Corp. (“TWC") | Ordinary shares and vested restricted stock units | Reverse recapitalization agreement, tranche three
Class of Warrant or Right [Line Items]
Contingent consideration (in shares)		5,000,000
Contingent consideration terms, stock price trigger (in USD per share) | $ / shares		$ 30.00
Public Warrants
Class of Warrant or Right [Line Items]
Number of private placement warrants	20,000,000		20,000,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of private placement warrants	9,666,667		9,666,667